Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R 4,475	R 2,951
Gross deferred tax assets	(114)	(140)
Net deferred tax liability	4,361	2,811
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	6,545	3,891
Amortisation And Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	6,468	3,778
Derivative Financial Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	26	61
Gross deferred tax assets	(1,578)	(350)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	51	52
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(2,184)	(1,080)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,725)	(2,623)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,358)	(2,374)
Provisions, including non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,300)	(1,227)
Contingent consideration liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(334)	(154)
Streaming contract liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	0	(15)
Other deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(29)	(3)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,872)	(1,922)
Unused tax losses | Australian Entities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,023)	(787)
Unused tax losses | PNG Operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(823)	(1,101)
Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, amount not recognised	R 4,654	R 5,214